Financial Instruments - Schedule of Financial Assets and Liabilities at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Measured at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	¥ 11,918	¥ 42,579
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	6,074	12,116
Measured at fair value through profit or loss | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,844	27,770
Measured at fair value through profit or loss | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	465,238	436,412
Measured at fair value through profit or loss | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		2,693
Measured at fair value through profit or loss | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	516,297	343,838
Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	30,455	84,975
Derivative hedging instruments | Derivative financial instruments | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	30,455	84,975
Financial liabilities measured at fair value
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	42,373	127,554
Financial liabilities measured at fair value | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	36,529	97,091
Financial liabilities measured at fair value | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,844	27,770
Financial liabilities measured at fair value | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		2,693
Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	5,484,348	5,617,385
Other financial liabilities | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	465,238	436,412
Other financial liabilities | Lease liabilities | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	465,238	436,412
Other financial liabilities | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	157,403	201,764
Other financial liabilities | Other | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	157,403	201,764
Other financial liabilities | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	516,297	343,838
Other financial liabilities | Trade and other payables | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	516,297	343,838
Other financial liabilities | Bonds and loans
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,345,410	4,635,371
Other financial liabilities | Bonds and loans | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,345,410	4,635,371
Measured at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	169,117	145,070
Measured at fair value through other comprehensive income | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	148,451	145,070
Measured at fair value through other comprehensive income | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	20,665
Measured at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	57,454	101,016
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	19,141	62,594
Measured at fair value through profit or loss | Investments in convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,409	12,176
Measured at fair value through profit or loss | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,052	800
Measured at fair value through profit or loss | Financial assets associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	26,852	25,446
Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	22,749	1,506
Derivative hedging instruments | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	22,749	1,506
Financial assets measured at fair value
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	249,320	247,592
Financial assets measured at fair value | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	148,451	145,070
Financial assets measured at fair value | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	41,890	64,100
Financial assets measured at fair value | Investments in convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,409	12,176
Financial assets measured at fair value | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,052	800
Financial assets measured at fair value | Financial assets associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	26,852	25,446
Financial assets measured at fair value | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	20,665
Financial assets measured at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,555,879	1,774,201
Financial assets measured at amortized cost | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	30,205	24,888
Financial assets measured at amortized cost | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	675,979	783,091
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	¥ 849,695	¥ 966,222